Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TAX MANAGED SMALL CAP PORTFOLIO
Entity Central Index Key	0001122006
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014304
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small-Cap Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed Small-Cap Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Small-Cap Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small-Cap Portfolio	$68	0.69%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ An out-of-index position in AptarGroup, Inc. hurt as management warning of headwinds in certain end markets caused investor distress

↓ Not owning Bloom Energy Corporation hurt returns, as clean energy shares climbed due to its connection to Artificial Intelligence data center infrastructure

↓ An out-of-index position in Chemed Corporation hurt due to headwinds from Medicare revenue caps in its health care business and weakening demand

↓ An overweight position in Cohen & Steers, Inc. hurt due to the business underperforming as high interest rates pressured real estate valuations

↑ An out-of-index position in Woodward, Inc. helped as its shares rose on higher government spending in aerospace and defense. The stock was sold by period end.

↑ An overweight position in ESCO Technologies, Inc. also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An out-of-index position in Allegro MicroSystems, Inc. helped returns as shares rose on growth in the auto, data center, and robotics automation markets

↑ An out-of-index position in AZEK Co., Inc. helped due to strong demand, margin growth, operational discipline, and James Hardie merger. The stock was sold by period end.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed Small-Cap Portfolio	Russell 3000® Index	Russell 2000® Index
10/15	$10,000	$10,000	$10,000
11/15	$10,152	$10,055	$10,325
12/15	$9,632	$9,849	$9,807
1/16	$9,031	$9,293	$8,945
2/16	$9,062	$9,290	$8,944
3/16	$9,757	$9,944	$9,658
4/16	$9,753	$10,006	$9,810
5/16	$10,133	$10,185	$10,030
6/16	$10,004	$10,206	$10,024
7/16	$10,362	$10,611	$10,623
8/16	$10,505	$10,638	$10,811
9/16	$10,487	$10,655	$10,931
10/16	$10,315	$10,424	$10,411
11/16	$11,179	$10,891	$11,572
12/16	$11,479	$11,103	$11,897
1/17	$11,497	$11,312	$11,943
2/17	$11,803	$11,733	$12,174
3/17	$11,881	$11,741	$12,190
4/17	$11,913	$11,865	$12,324
5/17	$11,835	$11,987	$12,073
6/17	$12,137	$12,095	$12,490
7/17	$12,220	$12,323	$12,583
8/17	$12,073	$12,347	$12,423
9/17	$12,654	$12,648	$13,198
10/17	$12,819	$12,924	$13,311
11/17	$13,231	$13,316	$13,694
12/17	$13,256	$13,450	$13,639
1/18	$13,730	$14,158	$13,995
2/18	$13,281	$13,637	$13,454
3/18	$13,409	$13,363	$13,628
4/18	$13,460	$13,414	$13,745
5/18	$14,241	$13,792	$14,580
6/18	$14,338	$13,883	$14,684
7/18	$14,572	$14,343	$14,940
8/18	$15,144	$14,847	$15,584
9/18	$15,103	$14,871	$15,209
10/18	$13,598	$13,776	$13,557
11/18	$13,940	$14,052	$13,773
12/18	$12,529	$12,745	$12,137
1/19	$13,752	$13,838	$13,502
2/19	$14,545	$14,325	$14,204
3/19	$14,380	$14,534	$13,907
4/19	$15,019	$15,115	$14,379
5/19	$14,396	$14,137	$13,261
6/19	$15,399	$15,130	$14,198
7/19	$15,680	$15,354	$14,280
8/19	$15,250	$15,041	$13,575
9/19	$15,327	$15,305	$13,857
10/19	$15,300	$15,635	$14,222
11/19	$15,840	$16,229	$14,808
12/19	$15,983	$16,698	$15,235
1/20	$15,749	$16,680	$14,746
2/20	$14,460	$15,314	$13,505
3/20	$12,023	$13,208	$10,571
4/20	$13,265	$14,957	$12,023
5/20	$13,950	$15,757	$12,805
6/20	$14,038	$16,117	$13,258
7/20	$14,677	$17,033	$13,625
8/20	$15,216	$18,266	$14,392
9/20	$14,466	$17,601	$13,911
10/20	$14,858	$17,222	$14,203
11/20	$16,634	$19,317	$16,821
12/20	$18,000	$20,186	$18,276
1/21	$18,000	$20,096	$19,195
2/21	$19,140	$20,724	$20,392
3/21	$19,710	$21,467	$20,597
4/21	$20,398	$22,573	$21,029
5/21	$20,427	$22,676	$21,072
6/21	$20,374	$23,236	$21,481
7/21	$20,386	$23,628	$20,705
8/21	$20,727	$24,302	$21,168
9/21	$20,139	$23,212	$20,544
10/21	$21,168	$24,782	$21,418
11/21	$20,409	$24,404	$20,525
12/21	$21,825	$25,365	$20,984
1/22	$20,052	$23,873	$18,964
2/22	$20,696	$23,272	$19,166
3/22	$20,511	$24,027	$19,405
4/22	$19,108	$21,870	$17,482
5/22	$18,674	$21,841	$17,508
6/22	$17,653	$20,014	$16,068
7/22	$19,210	$21,891	$17,746
8/22	$18,100	$21,074	$17,383
9/22	$16,632	$19,120	$15,717
10/22	$18,508	$20,688	$17,447
11/22	$19,203	$21,768	$17,854
12/22	$18,263	$20,493	$16,696
1/23	$19,958	$21,905	$18,323
2/23	$19,998	$21,393	$18,013
3/23	$19,485	$21,965	$17,153
4/23	$19,367	$22,199	$16,844
5/23	$18,697	$22,285	$16,689
6/23	$19,926	$23,807	$18,046
7/23	$20,438	$24,661	$19,149
8/23	$19,669	$24,185	$18,191
9/23	$18,316	$23,033	$17,120
10/23	$17,139	$22,422	$15,953
11/23	$18,631	$24,513	$17,396
12/23	$20,335	$25,813	$19,522
1/24	$19,874	$26,099	$18,763
2/24	$21,015	$27,512	$19,824
3/24	$21,896	$28,399	$20,533
4/24	$20,508	$27,150	$19,088
5/24	$21,102	$28,432	$20,046
6/24	$20,882	$29,313	$19,860
7/24	$22,283	$29,857	$21,878
8/24	$22,584	$30,507	$21,551
9/24	$22,751	$31,138	$21,702
10/24	$22,217	$30,910	$21,388
11/24	$24,552	$32,966	$23,735
12/24	$22,807	$31,958	$21,774
1/25	$23,427	$32,967	$22,345
2/25	$22,787	$32,336	$21,150
3/25	$21,747	$30,449	$19,710
4/25	$21,037	$30,245	$19,255
5/25	$21,946	$32,162	$20,283
6/25	$22,201	$33,796	$21,386
7/25	$21,692	$34,540	$21,757
8/25	$22,787	$35,340	$23,311
9/25	$21,898	$36,559	$24,036
10/25	$21,347	$37,343	$24,471

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed Small-Cap Portfolio	(3.91)%	7.51%	7.87%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 2000® Index	14.41%	11.49%	9.35%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 186,523,726
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,264,210
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$186,523,726
# of Portfolio Holdings	70
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$1,264,210

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.4%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.8%
Real Estate	5.7%
Materials	6.2%
Health Care	9.9%
Information Technology	10.6%
Consumer Discretionary	14.2%
Financials	20.6%
Industrials	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.8%
Donaldson Co., Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Community Financial System, Inc.	2.5%
Dorman Products, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
U.S. Physical Therapy, Inc.	2.4%
CSW Industrials, Inc.	2.4%
Franklin Electric Co., Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122